Operating Leases (Tables)	6 Months Ended
Jan. 31, 2022
Leases [Abstract]
Schedule of operating lease related assets and liabilities recorded on the balance sheets
	January 31, 2022	July 31, 2021
	unaudited
Right-of- use assets, net	$490,724	$745,125

Operating lease liabilities, current	262,361	382,298
Operating lease liabilities, noncurrent	270,906	387,307
Total operating lease liabilities	$533,267	$769,605

Schedule of weighted average remaining lease terms and discount rates for all of operating leases for continuing operations
	January 31, 2022	July 31, 2021
	unaudited
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.80	2.08
Weighted average discount rate	4.90%	4.90%

Schedule of maturities of lease liabilities
As of January 31, 2022
unaudited

For the six months ended July 31, 2022	$137,296
For the twelve months ended July 31, 2023	252,969
For the twelve months ended July 31, 2024 and thereafter	150,468
Total lease payments	540,733
Less: imputed interest	(7,466)
Present value of lease liabilities	$533,267